ORGANIZATION	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 - NATURE OF BUSINESS

Headquartered just outside of Washington, D.C., we manufacture high performance unified data storage appliances with enterprise storage management capabilities, and provide Cloud Computing Products/Services. Through thin provisioning, target deduplication and inline compression managed through IceWEB's proprietary IceSTORM™ Operating System, IceWEB's unified storage appliances enable standardization, consolidation and optimized storage utilization for virtual and cloud environments, saving up to 90% of storage costs, while reducing space, power and cooling requirements and simplifying storage management. Our customer base includes mid-sized businesses, large enterprises, and government organizations.

Major shifts in data center environments toward virtual and cloud based infrastructures have compounded the need for storage resources that can handle the complex and mixed systems that combine both file and block data. Unified Data Storage from IceWEB reduces this complexity by providing a simplified environment to enable virtualization and cloud computing deployments, protection, and cost savings. Unified Data Storage also provides cost savings through optimized storage utilization, made possible through IceWEB's thin provisioning, storage pooling, compression and deduplication.

We generate revenue from the manufacture and sale of high-performance unified data storage appliances with IceWEB's proprietary IceSTORM (STorage Optimization and Resource Management) Operating System and Cloud Computing Services.

NOTE 1 - ORGANIZATION

IceWEB, Inc. (the "Company") began trading publicly in April 2002. Utilizing resources gained through acquisitions, we have developed our IceWEB Storage products. We currently have one wholly owned operating subsidiary, IceWEB Storage Corporation (formerly known as Inline Corporation).

BUSINESS OF ICEWEB

Since 2005, the Company had been focused on serving the commercial and federal markets with network security products and proprietary on-line software solutions. In 2008, the Company narrowed its focus and expanded its capabilities by acquiring INLINE Corporation, a data storage manufacturing company.

In March, 2009, the Company sold its wholly owned subsidiary, IceWEB Virginia, Inc. to an unrelated third party, and in the process exited its low-margin IT re-seller business products business to further focus on the higher margin data storage manufacturing business.

At the close of fiscal year 2012, the Company has three key product offerings:

•	Unified Network Storage Solutions
•	Purpose Built Network/Data Appliances
•	Cloud Computing Products/Services